Policyholder Account Balances - Successor	12 Months Ended
Dec. 31, 2016
Policyholder Account Balances - Successor
9.	Policyholder Account Balances — Successor

As of December 31, 2016 and 2015, policyholders’ account balances consisted of the following:

($ in thousands)	December 31, 2016	December 31, 2015
Interest-sensitive life contracts	$5,370,563	$5,210,152
Individual annuities	5,298,452	5,896,019
Funding agreements	255,200	—
Other	11,157	14,394

Total policyholders’ account balances	$10,935,372	$11,120,565

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.4% to 6.0% for interest sensitive contracts. Interest crediting rates for individual annuities range from 0.0% to 6.0%. Interest crediting rates for funding agreements range from 0.5% to 1.0%.